UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:    USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               ADYM W. RYGMYR
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   JULY 31

Date of Reporting Period:  APRIL 30, 2013

ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA MUTUAL FUNDS TRUST - 3RD QUARTER REPORT - PERIOD ENDED APRIL 30, 2013


[LOGO OF USAA]
   USAA(R)

PORTFOLIO OF INVESTMENTS
3RD QUARTER
USAA SHORT-TERM BOND FUND
APRIL 30, 2013

                                                                      (Form N-Q)

48482-0613                                   (C)2013, USAA. All rights reserved.

================================================================================

PORTFOLIO OF INVESTMENTS

USAA SHORT-TERM BOND FUND
April 30, 2013 (unaudited)

PRINCIPAL                                                                                       MARKET
AMOUNT                                                         COUPON                            VALUE
(000)         SECURITY                                           RATE          MATURITY          (000)
------------------------------------------------------------------------------------------------------
              CORPORATE OBLIGATIONS (33.0%)

              CONSUMER DISCRETIONARY (2.7%)
              -----------------------------
              APPAREL, ACCESSORIES & LUXURY GOODS (0.0%)
$    1,000    Phillips Van Heusen Corp. (a)                      3.25%        5/06/2016     $    1,010
                                                                                            ----------
              AUTOMOBILE MANUFACTURERS (1.0%)
    15,000    Ally Financial, Inc.                               4.63         6/26/2015         15,814
    10,000    Ford Motor Credit Co., LLC                         3.88         1/15/2015         10,410
     5,000    Ford Motor Credit Co., LLC                         2.38         1/16/2018          5,027
                                                                                            ----------
                                                                                                31,251
                                                                                            ----------
              CABLE & SATELLITE (0.7%)
     5,000    NBCUniversal                                       3.65         4/30/2015          5,298
    15,000    NBCUniversal Enterprise (b)                        0.97(c)      4/15/2018         15,116
     1,000    Time Warner Cable, Inc.                            8.25         2/14/2014          1,059
                                                                                            ----------
                                                                                                21,473
                                                                                            ----------
              CASINOS & GAMING (0.1%)
       845    Las Vegas Sands, LLC (a)                           1.70         5/23/2014            847
     4,118    Las Vegas Sands, LLC (a)                           1.70         5/23/2014          4,129
                                                                                            ----------
                                                                                                 4,976
                                                                                            ----------
              HOME FURNISHINGS (0.2%)
     4,988    Tempur-Pedic International Inc. (a)                5.00        12/12/2019          5,079
                                                                                            ----------
              HOTELS, RESORTS & CRUISE LINES (0.2%)
     6,328    Royal Caribbean Cruises Ltd.                       6.88        12/01/2013          6,541
                                                                                            ----------
              MOVIES & ENTERTAINMENT (0.1%)
     4,912    Regal Cinemas Corp. (a)                            2.72         8/23/2017          4,954
                                                                                            ----------
              SPECIALTY STORES (0.4%)
     5,000    Staples, Inc.                                      9.75         1/15/2014          5,314
     8,000    Staples, Inc.                                      2.75         1/12/2018          8,237
                                                                                            ----------
                                                                                                13,551
                                                                                            ----------
              Total Consumer Discretionary                                                      88,835
                                                                                            ----------
              CONSUMER STAPLES (1.3%)
              -----------------------
              AGRICULTURAL PRODUCTS (0.2%)
     5,000    Cargill, Inc. (b)                                  1.90         3/01/2017          5,098
     3,000    Ingredion, Inc.                                    3.20        11/01/2015          3,147
                                                                                            ----------
                                                                                                 8,245
                                                                                            ----------
              DRUG RETAIL (0.1%)
     2,000    Walgreen Co.                                       4.88         8/01/2013          2,021
                                                                                            ----------
              HYPERMARKETS & SUPER CENTERS (0.3%)
    10,000    Costco Wholesale Corp.                             0.65        12/07/2015         10,055
                                                                                            ----------
              PACKAGED FOODS & MEAT (0.4%)
     2,000    ConAgra Foods, Inc.                                5.88         4/15/2014          2,097
     5,000    Kraft Foods Group, Inc.                            2.25         6/05/2017          5,204

================================================================================

1  | USAA Short-Term Bond Fund

================================================================================

PRINCIPAL                                                                                       MARKET
AMOUNT                                                         COUPON                            VALUE
(000)         SECURITY                                           RATE          MATURITY          (000)
------------------------------------------------------------------------------------------------------
$    3,000    Mondelez International                             2.63%        5/08/2013     $    3,001
     1,000    Mondelez International                             5.25        10/01/2013          1,019
     1,000    Mondelez International                             6.75         2/19/2014          1,048
                                                                                            ----------
                                                                                                12,369
                                                                                            ----------
              SOFT DRINKS (0.1%)
     1,000    Bottling Group, LLC                                6.95         3/15/2014          1,055
     1,000    Coca-Cola Co.                                      1.80         9/01/2016          1,037
     2,000    PepsiAmericas, Inc.                                4.38         2/15/2014          2,063
                                                                                            ----------
                                                                                                 4,155
                                                                                            ----------
              TOBACCO (0.2%)
     5,000    Lorillard Tobacco Co.                              2.30         8/21/2017          5,071
                                                                                            ----------
              Total Consumer Staples                                                            41,916
                                                                                            ----------
              ENERGY (4.1%)
              -------------
              INTEGRATED OIL & GAS (0.0%)
     1,000    Hess Corp.                                         7.00         2/15/2014          1,048
                                                                                            ----------
              OIL & GAS EXPLORATION & PRODUCTION (0.5%)
     3,000    Apache Finance Canada Corp.                        4.38         5/15/2015          3,221
     2,000    Chesapeake Energy Corp.                            7.63         7/15/2013          2,027
     2,000    Devon Energy Corp.                                 5.63         1/15/2014          2,071
     4,000    EQT Corp.                                          6.50         4/01/2018          4,644
     5,000    WPX Energy, Inc. (b)                               5.25         1/15/2017          5,375
                                                                                            ----------
                                                                                                17,338
                                                                                            ----------
              OIL & GAS REFINING & MARKETING (0.3%)
     5,000    Phillips 66                                        2.95         5/01/2017          5,328
     4,500    Tesoro Corp. (a),(d)                               2.55         1/29/2016          4,567
                                                                                            ----------
                                                                                                 9,895
                                                                                            ----------
              OIL & GAS STORAGE & TRANSPORTATION (3.3%)
     3,000    Buckeye Partners                                   5.30        10/15/2014          3,168
     1,000    DCP Midstream, LLC (b)                             9.70        12/01/2013          1,049
     5,000    El Paso Pipeline Partners Operating Co., LLC (e)   4.10        11/15/2015          5,391
     2,000    Enbridge Energy Partners, LP                       9.88         3/01/2019          2,739
     1,000    Energy Transfer Partners, LP                       6.00         7/01/2013          1,008
     2,300    Energy Transfer Partners, LP                       5.95         2/01/2015          2,488
     1,000    Energy Transfer Partners, LP                       9.70         3/15/2019          1,366
     2,000    Enterprise Products Operating, LP                  3.70         6/01/2015          2,118
     5,000    Enterprise Products Operating, LP                  1.25         8/13/2015          5,043
     1,448    Kern River Funding Corp. (b)                       6.68         7/31/2016          1,617
     5,039    Kern River Funding Corp. (b)                       4.89         4/30/2018          5,504
     4,000    NGPL PipeCo, LLC                                   7.12        12/15/2017          4,185
    16,968    NuStar Logistics, LP                               8.15         4/15/2018         19,483
     8,320    NuStar Pipeline Operating Partnership, LP          5.88         6/01/2013          8,343
     4,000    Plains All American Pipeline, LP                   3.95         9/15/2015          4,301
     5,000    Rockies Express Pipeline, LLC (b)                  3.90         4/15/2015          5,088
     5,014    Southeast Supply Header (b)                        4.85         8/15/2014          5,234
    12,000    Southern Union Co.                                 3.32(c)     11/01/2066         10,515
     5,000    Spectra Energy Capital, LLC                        5.90         9/15/2013          5,098
     5,000    Spectra Energy Partners, LP                        2.95         6/15/2016          5,213
     2,000    Sunoco Logistics Partners Operations, LP           8.75         2/15/2014          2,124
     4,845    Williams Partners, LP                              3.80         2/15/2015          5,096
                                                                                            ----------
                                                                                               106,171
                                                                                            ----------
              Total Energy                                                                     134,452
                                                                                            ----------
              FINANCIALS (14.5%)
              ------------------
              ASSET MANAGEMENT & CUSTODY BANKS (0.3%)
    10,000    Bank of New York Mellon                            0.58(c)      1/31/2014         10,020
                                                                                            ----------

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                                                   Portfolio of Investments |  2

================================================================================

PRINCIPAL                                                                                       MARKET
AMOUNT                                                         COUPON                            VALUE
(000)         SECURITY                                           RATE          MATURITY          (000)
------------------------------------------------------------------------------------------------------
              CONSUMER FINANCE (0.7%)
$    2,000    American Express Credit Corp.                      5.88%        5/02/2013     $    2,000
     5,000    Capital One Financial Corp.                        2.13         7/15/2014          5,080
    15,000    Capital One Financial Corp.                        1.00        11/06/2015         14,968
                                                                                            ----------
                                                                                                22,048
                                                                                            ----------
              DIVERSIFIED BANKS (0.9%)
    14,000    U.S. Bancorp                                       3.44         2/01/2016         14,914
     7,000    Wachovia Bank, N.A.                                6.18         2/15/2036          8,634
     5,000    Wells Fargo & Co.                                  3.63         4/15/2015          5,287
                                                                                            ----------
                                                                                                28,835
                                                                                            ----------
              LIFE & HEALTH INSURANCE (1.8%)
     2,000    Jackson National Life Global Funding (b)           5.38         5/08/2013          2,001
     1,000    MetLife Global Funding I (b)                       5.13         6/10/2014          1,051
     3,000    MetLife Global Funding I (b)                       2.00         1/09/2015          3,061
     5,000    MetLife Global Funding I (b)                       3.65         6/14/2018          5,514
     5,000    MetLife Institutional Funding II (b)               1.63         4/02/2015          5,089
     5,000    New York Life Global Funding (b)                   1.85        12/13/2013          5,046
     5,000    New York Life Global Funding (b)                   1.30         1/12/2015          5,069
     5,000    New York Life Global Funding (b)                   3.00         5/04/2015          5,251
    10,000    New York Life Global Funding (b)                   1.30        10/30/2017         10,042
     3,000    Pricoa Global Funding I (b)                        5.45         6/11/2014          3,164
     5,000    Principal Life Income Funding Trust                5.55         4/27/2015          5,482
     5,000    Protective Life Corp.                              4.30         6/01/2013          5,015
     4,500    Prudential Covered Trust (b)                       3.00         9/30/2015          4,699
                                                                                            ----------
                                                                                                60,484
                                                                                            ----------
              MULTI-LINE INSURANCE (0.3%)
     2,000    Genworth Life Institutional Funding Trust (b)      5.88         5/03/2013          2,000
     2,000    Hartford Financial Services Group, Inc.            4.75         3/01/2014          2,063
     5,465    Kemper Corp.                                       6.00        11/30/2015          6,003
                                                                                            ----------
                                                                                                10,066
                                                                                            ----------
              MULTI-SECTOR HOLDINGS (0.4%)
     1,000    Leucadia National Corp.                            7.00         8/15/2013          1,014
    10,500    Leucadia National Corp.                            8.13         9/15/2015         11,970
                                                                                            ----------
                                                                                                12,984
                                                                                            ----------
              OTHER DIVERSIFIED FINANCIAL SERVICES (2.4%)
    15,000    Bank of America Corp.                              1.50        10/09/2015         15,098
     5,000    Bank of America, N.A.                              6.10         6/15/2017          5,786
     3,000    Citigroup, Inc.                                    2.29(c)      8/13/2013          3,016
     5,000    Citigroup, Inc.                                    4.45         1/10/2017          5,534
     9,500    Farm Credit Bank of Texas                          7.56                 -(f)       9,627
     2,000    General Electric Capital Corp.                     4.80         5/01/2013          2,000
     5,000    General Electric Capital Corp.                     1.88         9/16/2013          5,029
     6,000    General Electric Capital Corp.                     0.88(c)     12/11/2015          6,055
     3,000    General Electric Capital Corp.                     0.48(c)      1/08/2016          2,982
     2,000    International Lease Finance Corp. (b)              6.50         9/01/2014          2,150
     5,000    JPMorgan Chase & Co.                               1.03(c)      5/02/2014          5,036
     5,000    JPMorgan Chase & Co.                               3.40         6/24/2015          5,263
    10,000    JPMorgan Chase & Co.                               0.94(c)     10/15/2015         10,058
                                                                                            ----------
                                                                                                77,634
                                                                                            ----------
              PROPERTY & CASUALTY INSURANCE (0.0%)
     1,500    RLI Corp.                                          5.95         1/15/2014          1,544
                                                                                            ----------
              REGIONAL BANKS (2.1%)
     8,000    Allfirst Preferred Capital Trust                   1.78(c)      7/15/2029          6,640
     2,000    BB&T Corp.                                         3.38         9/25/2013          2,025
     5,000    BB&T Corp.                                         0.98(c)      4/28/2014          5,028
     2,000    BB&T Corp.                                         3.95         4/29/2016          2,181
     2,000    Chittenden Corp.                                   0.98(c)      2/14/2017          1,932
     2,000    Cullen/Frost Bankers, Inc.                         0.82(c)      2/15/2017          1,947

================================================================================

3  | USAA Short-Term Bond Fund

================================================================================

PRINCIPAL                                                                                       MARKET
AMOUNT                                                         COUPON                            VALUE
(000)         SECURITY                                           RATE          MATURITY          (000)
------------------------------------------------------------------------------------------------------
$    5,000    First Niagara Financial Group, Inc.                6.75%        3/19/2020     $    6,126
     1,000    First Tennessee Bank, N.A.                         4.63         5/15/2013          1,001
     5,000    Key Bank, N.A.                                     5.80         7/01/2014          5,297
     3,160    Regions Financial Corp.                            7.75        11/10/2014          3,492
     2,000    Regions Financial Corp.                            5.75         6/15/2015          2,179
    15,000    Suntrust Bank                                      0.58(c)      8/24/2015         14,785
     3,400    Susquehanna Bancshares, Inc.                       2.12(c)      5/01/2014          3,346
     8,360    TCF National Bank                                  1.91(c)      6/15/2014          8,364
     5,000    Union Bank, N.A.                                   2.13         6/16/2017          5,166
                                                                                            ----------
                                                                                                69,509
                                                                                            ----------
              REITs - DIVERSIFIED (0.2%)
     3,000    Liberty Property, LP                               5.13         3/02/2015          3,199
     2,790    Washington REIT                                    5.25         1/15/2014          2,862
     2,030    Washington REIT                                    5.35         5/01/2015          2,167
                                                                                            ----------
                                                                                                 8,228
                                                                                            ----------
              REITs - INDUSTRIAL (0.3%)
     2,000    ProLogis, LP                                       6.30         6/01/2013          2,009
     3,075    ProLogis, LP                                       5.63        11/15/2015          3,370
     5,000    ProLogis, LP                                       6.25         3/15/2017          5,798
                                                                                            ----------
                                                                                                11,177
                                                                                            ----------
              REITs - OFFICE (1.4%)
     2,000    BioMed Realty, LP                                  3.85         4/15/2016          2,127
     9,000    Boston Properties, LP                              3.70        11/15/2018          9,933
     4,000    CommonWealth REIT                                  6.25         8/15/2016          4,369
     2,000    CommonWealth REIT                                  6.25         6/15/2017          2,214
     3,000    Duke Realty, LP                                    6.25         5/15/2013          3,006
     2,000    Duke Realty, LP                                    5.40         8/15/2014          2,104
     3,000    Mack-Cali Realty, LP                               5.13         1/15/2015          3,185
     7,000    Mack-Cali Realty, LP                               2.50        12/15/2017          7,150
     2,000    Reckson Operating Partnership, LP                  5.88         8/15/2014          2,102
     7,680    Reckson Operating Partnership, LP                  6.00         3/31/2016          8,457
                                                                                            ----------
                                                                                                44,647
                                                                                            ----------
              REITs - RESIDENTIAL (1.0%)
    11,664    AvalonBay Communities, Inc.                        5.70         3/15/2017         13,592
     5,745    BRE Properties, Inc.                               5.50         3/15/2017          6,535
     2,780    ERP Operating, LP                                  5.38         8/01/2016          3,159
     3,000    UDR, Inc.                                          5.13         1/15/2014          3,087
     3,000    UDR, Inc.                                          5.25         1/15/2015          3,199
     2,000    UDR, Inc.                                          5.25         1/15/2016          2,199
                                                                                            ----------
                                                                                                31,771
                                                                                            ----------
              REITs - RETAIL (1.5%)
     3,082    Equity One, Inc.                                   5.38        10/15/2015          3,364
     1,765    Federal Realty Investment Trust                    5.95         8/15/2014          1,879
     4,000    Kimco Realty Corp.                                 5.58        11/23/2015          4,441
     5,749    National Retail Properties, Inc.                   6.15        12/15/2015          6,419
    11,355    Realty Income Corp.                                2.00         1/31/2018         11,480
     1,625    Regency Centers, LP                                4.95         4/15/2014          1,685
     6,055    Regency Centers, LP                                5.25         8/01/2015          6,570
     7,000    Simon Property Group, LP                           6.13         5/30/2018          8,594
     3,500    Weingarten Realty Investors                        4.86         1/15/2014          3,589
                                                                                            ----------
                                                                                                48,021
                                                                                            ----------
              REITs - SPECIALIZED (1.2%)
     5,000    HCP, Inc.                                          6.00         3/01/2015          5,434
     5,000    Health Care REIT, Inc.                             3.63         3/15/2016          5,321
     2,505    Health Care REIT, Inc.                             4.13         4/01/2019          2,748
     3,843    Healthcare Realty Trust                            6.50         1/17/2017          4,438
     4,128    Hospitality Properties Trust                       5.13         2/15/2015          4,310
     3,500    Hospitality Properties Trust                       5.63         3/15/2017          3,880
     2,950    Nationwide Health Properties, Inc.                 6.90        10/01/2037          3,746

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                                                   Portfolio of Investments |  4

================================================================================

PRINCIPAL                                                                                       MARKET
AMOUNT                                                         COUPON                            VALUE
(000)         SECURITY                                           RATE          MATURITY          (000)
------------------------------------------------------------------------------------------------------
$    5,000    Ventas Realty, LP                                  3.13%       11/30/2015     $    5,286
     3,000    Ventas Realty, LP                                  4.00         4/30/2019          3,306
                                                                                            ----------
                                                                                                38,469
                                                                                            ----------
              Total Financials                                                                 475,437
                                                                                            ----------
              HEALTH CARE (0.8%)
              ------------------
              HEALTH CARE EQUIPMENT (0.1%)
     2,000    Mallinckrodt International Finance (b)             3.50         4/15/2018          2,031
                                                                                            ----------
              HEALTH CARE SERVICES (0.2%)
     5,000    Express Scripts Holding Co.                        2.65         2/15/2017          5,261
                                                                                            ----------
              PHARMACEUTICALS (0.5%)
    10,000    AbbVie, Inc. (b)                                   1.06(c)     11/06/2015         10,136
     1,000    Mylan, Inc. (b)                                    6.00        11/15/2018          1,097
     6,000    Zoetis, Inc. (b)                                   1.88         2/01/2018          6,074
                                                                                            ----------
                                                                                                17,307
                                                                                            ----------
              Total Health Care                                                                 24,599
                                                                                            ----------
              INDUSTRIALS (3.5%)
              ------------------
              AEROSPACE & DEFENSE (0.3%)
     5,000    L-3 Communications Corp.                           3.95        11/15/2016          5,394
       998    TransDigm, Inc. (a)                                3.50         2/14/2017          1,013
     5,000    United Technologies Corp.                          1.80         6/01/2017          5,169
                                                                                            ----------
                                                                                                11,576
                                                                                            ----------
              AIR FREIGHT & LOGISTICS (0.3%)
     4,000    FedEx Corp.                                        7.38         1/15/2014          4,191
     2,478    FedEx Corp. Pass-Through Trust (b)                 2.63         1/15/2018          2,508
     2,000    United Parcel Service                              3.88         4/01/2014          2,063
                                                                                            ----------
                                                                                                 8,762
                                                                                            ----------
              AIRLINES (0.4%)
    11,050    Continental Airlines, Inc. Pass-Through Trust      5.50         4/29/2022         11,604
     2,134    United Air Lines, Inc. Pass-Through Trust          9.75         1/15/2017          2,475
                                                                                            ----------
                                                                                                14,079
                                                                                            ----------
              COMMERCIAL PRINTING (0.1%)
     3,000    R.R. Donnelley & Sons Co.                          4.95         4/01/2014          3,101
                                                                                            ----------
              CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (0.6%)
     3,250    Caterpillar Financial Services Corp.               4.90         8/15/2013          3,292
     3,000    CNH Capital LLC (b)                                3.63         4/15/2018          3,060
     3,000    John Deere Capital Corp.                           1.88         6/17/2013          3,006
     5,000    John Deere Capital Corp.                           0.88         4/17/2015          5,040
     3,000    Paccar Financial Corp.                             0.53(c)      6/05/2014          3,008
     3,000    Paccar, Inc.                                       6.88         2/15/2014          3,150
                                                                                            ----------
                                                                                                20,556
                                                                                            ----------
              INDUSTRIAL CONGLOMERATES (0.1%)
     3,673    Tomkins, LLC (a)                                   3.75         9/29/2016          3,728
                                                                                            ----------
              OFFICE SERVICES & SUPPLIES (0.0%)
       517    ACCO Brands Corp. (a)                              4.25         4/30/2019            523
                                                                                            ----------
              RAILROADS (0.1%)
     2,000    Union Pacific Corp.                                5.13         2/15/2014          2,071
                                                                                            ----------
              TRUCKING (1.6%)
     5,000    Avis Budget Car Rental, LLC                        9.63         3/15/2018          5,619
     5,000    ERAC USA Finance, LLC (b)                          1.40         4/15/2016          5,039
     5,000    ERAC USA Finance, LLC (b)                          2.75         3/15/2017          5,224
     5,000    Penske Truck Leasing Co., LP / PTL Finance
                Corp. (b)                                        3.13         5/11/2015          5,201

================================================================================

5  | USAA Short-Term Bond Fund

================================================================================

PRINCIPAL                                                                                       MARKET
AMOUNT                                                         COUPON                            VALUE
(000)         SECURITY                                           RATE          MATURITY          (000)
------------------------------------------------------------------------------------------------------
$   10,000    Penske Truck Leasing Co., LP / PTL Finance
                Corp. (b)                                        2.50%        3/15/2016     $   10,356
     4,970    Penske Truck Leasing Co., LP / PTL Finance
                Corp. (b)                                        3.38         3/15/2018          5,308
    14,000    Penske Truck Leasing Co., LP / PTL Finance
                Corp. (b)                                        2.88         7/17/2018         14,692
                                                                                            ----------
                                                                                                51,439
                                                                                            ----------
              Total Industrials                                                                115,835
                                                                                            ----------
              INFORMATION TECHNOLOGY (1.2%)
              -----------------------------
              COMMUNICATIONS EQUIPMENT (0.3%)
    10,000    Cisco Systems, Inc.                                0.53(c)      3/14/2014         10,023
                                                                                            ----------
              COMPUTER HARDWARE (0.3%)
    11,387    Dell, Inc.                                         2.30         9/10/2015         11,416
                                                                                            ----------
              DATA PROCESSING & OUTSOURCED SERVICES (0.2%)
     5,000    Fiserv, Inc. (e)                                   3.13         6/15/2016          5,273
                                                                                            ----------
              ELECTRONIC COMPONENTS (0.1%)
     2,000    Amphenol Corp.                                     4.75        11/15/2014          2,114
                                                                                            ----------
              ELECTRONIC EQUIPMENT & INSTRUMENTS (0.1%)
     3,000    FLIR Systems, Inc.                                 3.75         9/01/2016          3,135
                                                                                            ----------
              OFFICE ELECTRONICS (0.1%)
     3,000    Xerox Corp.                                        2.95         3/15/2017          3,113
                                                                                            ----------
              TECHNOLOGY DISTRIBUTORS (0.1%)
     5,000    Tech Data Corp.                                    3.75         9/21/2017          5,236
                                                                                            ----------
              Total Information Technology                                                      40,310
                                                                                            ----------
              MATERIALS (1.1%)
              ----------------
              CONSTRUCTION MATERIALS (0.1%)
     3,550    Lafarge North America, Inc.                        6.88         7/15/2013          3,603
                                                                                            ----------
              DIVERSIFIED CHEMICALS (0.1%)
     3,000    Dow Chemical Co.                                   5.90         2/15/2015          3,270
     1,000    E. I. du Pont de Nemours and Co.                   5.00         7/15/2013          1,010
                                                                                            ----------
                                                                                                 4,280
                                                                                            ----------
              INDUSTRIAL GASES (0.2%)
     6,000    Praxair, Inc.                                      2.13         6/14/2013          6,013
                                                                                            ----------
              PAPER PACKAGING (0.3%)
     4,189    Sealed Air Corp. (a)                               2.75        10/03/2016          4,189
     3,930    Sealed Air Corp. (a)                               4.00        10/03/2018          4,001
                                                                                            ----------
                                                                                                 8,190
                                                                                            ----------
              PAPER PRODUCTS (0.3%)
    10,000    International Paper Co.                            7.40         6/15/2014         10,688
                                                                                            ----------
              SPECIALTY CHEMICALS (0.1%)
     4,500    RPM International, Inc.                            6.25        12/15/2013          4,638
                                                                                            ----------
              Total Materials                                                                   37,412
                                                                                            ----------
              TELECOMMUNICATION SERVICES (1.1%)
              ---------------------------------
              INTEGRATED TELECOMMUNICATION SERVICES (0.5%)
     5,000    Centel Capital Corp.                               9.00        10/15/2019          6,215
     4,400    Frontier Communications Corp.                      6.63         3/15/2015          4,840
     6,000    Windstream Corp.                                   8.13         8/01/2013          6,100
                                                                                            ----------
                                                                                                17,155
                                                                                            ----------

================================================================================

                                                   Portfolio of Investments |  6

================================================================================

PRINCIPAL                                                                                       MARKET
AMOUNT                                                         COUPON                            VALUE
(000)         SECURITY                                           RATE          MATURITY          (000)
------------------------------------------------------------------------------------------------------
              WIRELESS TELECOMMUNICATION SERVICES (0.6%)
$   11,250    CC Holdings GS V, LLC (b)                          2.38%       12/15/2017     $   11,387
     1,000    Cellco Partnership/ Verizon Wireless               7.38        11/15/2013          1,035
     5,000    iPCS, Inc.                                         3.55(c)      5/01/2014          5,013
                                                                                            ----------
                                                                                                17,435
                                                                                            ----------
              Total Telecommunication Services                                                  34,590
                                                                                            ----------
              UTILITIES (2.7%)
              ----------------
              ELECTRIC UTILITIES (1.8%)
     3,000    Appalachian Power Co.                              3.40         5/24/2015          3,152
     2,000    Duke Energy Ohio, Inc.                             2.10         6/15/2013          2,004
     6,700    Entergy Corp.                                      4.70         1/15/2017          7,334
    10,000    Entergy Texas, Inc.                                3.60         6/01/2015         10,515
     7,000    Firstenergy Corp.                                  2.75         3/15/2018          7,143
     4,000    Commonwealth REIT                                  6.25         8/15/2016          4,369
     2,000    Commonwealth REIT                                  6.25         6/15/2017          2,214
     2,000    Great Plains Energy, Inc.                          2.75         8/15/2013          2,012
     5,000    ITC Holdings Corp. (b)                             5.25         7/15/2013          5,035
     2,000    NextEra Energy Capital Holdings, Inc.              2.55        11/15/2013          2,021
     3,000    NextEra Energy Capital Holdings, Inc.              1.61         6/01/2014          3,028
     1,000    Northeast Utilities                                5.65         6/01/2013          1,004
     3,300    PNM Resources, Inc.                                9.25         5/15/2015          3,774
     9,000    PPL Energy Supply, LLC                             6.20         5/15/2016         10,255
     1,442    Tri-State General & Transport Association Pass-
                Through Trust(b)                                 6.04         1/31/2018          1,582
                                                                                            ----------
                                                                                                58,859
                                                                                            ----------
              GAS UTILITIES (0.4%)
     5,000    Florida Gas Transmission (b)                       4.00         7/15/2015          5,310
     5,000    Gulfstream Natural Gas System, LLC (b)             5.56        11/01/2015          5,536
                                                                                            ----------
                                                                                                10,846
                                                                                            ----------
              INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.3%)
     1,955    AES Corp.                                          7.75         3/01/2014          2,067
     2,000    AES Corp.                                          7.75        10/15/2015          2,300
     3,920    Calpine Corp. (a)                                  4.00         4/02/2018          3,979
     1,975    NRG Energy, Inc. (a)                               3.25         7/02/2018          2,002
                                                                                            ----------
                                                                                                10,348
                                                                                            ----------
              MULTI-UTILITIES (0.2%)
     3,000    CMS Energy Corp.                                   2.75         5/15/2014          3,066
     1,000    Consolidated Natural Gas Co.                       5.00         3/01/2014          1,037
     1,000    Dominion Resources, Inc.                           8.88         1/15/2019          1,369
     1,000    Puget Sound Energy, Inc.                           6.75         1/15/2016          1,156
                                                                                            ----------
                                                                                                 6,628
                                                                                            ----------
              Total Utilities                                                                   86,681
                                                                                            ----------
              Total Corporate Obligations (cost: $1,048,139)                                 1,080,067
                                                                                            ----------
              EURODOLLAR AND YANKEE OBLIGATIONS (17.5%)

              CONSUMER DISCRETIONARY (0.8%)
              -----------------------------
              AUTOMOBILE MANUFACTURERS (0.8%)
     1,000    American Honda Finance Corp. (b)                   6.70        10/01/2013          1,025
     5,000    American Honda Finance Corp. (b)                   3.50         3/16/2015          5,256
    10,000    Daimler Finance N.A., LLC (b), (l)                 1.65         4/10/2015         10,125
     5,000    Daimler Finance N.A., LLC (b)                      1.30         7/31/2015          5,039

================================================================================

7  | USAA Short-Term Bond Fund

================================================================================

PRINCIPAL                                                                                       MARKET
AMOUNT                                                         COUPON                            VALUE
(000)         SECURITY                                           RATE          MATURITY          (000)
------------------------------------------------------------------------------------------------------
$    5,000    Daimler Finance N.A., LLC                          1.88%        1/11/2018     $    5,061
                                                                                            ----------
                                                                                                26,506
                                                                                            ----------
              Total Consumer Discretionary                                                      26,506
                                                                                            ----------
              CONSUMER STAPLES (0.8%)
              -----------------------
              BREWERS (0.5%)
    10,000    SABMiller plc (b),(e)                              5.50         8/15/2013         10,143
     5,000    SABMiller plc (b)                                  2.45         1/15/2017          5,242
                                                                                            ----------
                                                                                                15,385
                                                                                            ----------
              DISTILLERS & VINTNERS (0.2%)
     5,000    Pernod Ricard S.A. (b)                             2.95         1/15/2017          5,267
                                                                                            ----------
              TOBACCO (0.1%)
     5,000    B.A.T. International Finance plc (b)               2.13         6/07/2017          5,180
                                                                                            ----------
              Total Consumer Staples                                                            25,832
                                                                                            ----------
              ENERGY (1.9%)
              -------------
              INTEGRATED OIL & GAS (0.7%)
     2,000    Husky Energy, Inc.                                 5.90         6/15/2014          2,112
     5,000    Shell International Finance B.V. (e)               4.00         3/21/2014          5,163
    15,000    Shell International Finance B.V.                   1.13         8/21/2017         15,204
                                                                                            ----------
                                                                                                22,479
                                                                                            ----------
              OIL & GAS DRILLING (0.3%)
     5,000    Noble Holding International Ltd. (e)               3.45         8/01/2015          5,232
     5,000    Transocean, Inc. (e)                               5.05        12/15/2016          5,581
                                                                                            ----------
                                                                                                10,813
                                                                                            ----------
              OIL & GAS EXPLORATION & PRODUCTION (0.2%)
     2,000    Woodside Finance Ltd. (b)                          8.13         3/01/2014          2,119
     4,000    Woodside Finance Ltd. (b)                          4.50        11/10/2014          4,214
                                                                                            ----------
                                                                                                 6,333
                                                                                            ----------
              OIL & GAS STORAGE & TRANSPORTATION (0.7%)
     9,000    Enbridge, Inc.                                     4.90         6/15/2014          9,512
     3,250    Enbridge, Inc.                                     4.90         3/01/2015          3,489
     8,000    TransCanada Pipelines Ltd.                         0.88         3/02/2015          8,052
                                                                                            ----------
                                                                                                21,053
                                                                                            ----------
              Total Energy                                                                      60,678
                                                                                            ----------
              FINANCIALS (9.0%)
              -----------------
              CONSUMER FINANCE (0.1%)
     2,000    HSBC Finance Corp.                                 0.53(c)      1/15/2014          1,999
                                                                                            ----------
              DIVERSIFIED BANKS (6.7%)
     5,000    ANZ National International Ltd.                    6.20         7/19/2013          5,064
     9,000    ANZ National International Ltd. (b)                1.85        10/15/2015          9,210
    10,000    Banco Santander Chile (b)                          2.29(c)      2/14/2014          9,917
     5,000    Bank of Montreal                                   2.13         6/28/2013          5,014
     5,000    Bank of Montreal (b)                               1.30        10/31/2014          5,073
     5,000    Bank of Montreal (b)                               2.85         6/09/2015          5,251
     5,000    Bank of Montreal (b)                               2.63         1/25/2016          5,281
    10,000    Bank of Nova Scotia                                0.72(c)      2/27/2014         10,039
     7,500    Barclays Bank plc (b),(l)                          2.25         5/10/2017          7,858
     5,000    Canadian Imperial Bank                             1.45         9/13/2013          5,019
     4,000    Canadian Imperial Bank (b)                         2.60         7/02/2015          4,184
     2,000    Canadian Imperial Bank                             2.35        12/11/2015          2,084
     5,000    Commonwealth Bank of Australia                     1.53(c)      1/17/2014          5,047
     2,000    Commonwealth Bank of Australia                     2.25         3/16/2017          2,103
     5,000    DNB Bank ASA (b)                                   3.20         4/03/2017          5,341
     4,000    HSBC USA, Inc.                                     2.38         2/13/2015          4,123

================================================================================

                                                   Portfolio of Investments |  8

================================================================================

PRINCIPAL                                                                                       MARKET
AMOUNT                                                      COUPON                               VALUE
(000)       SECURITY                                          RATE        MATURITY               (000)
------------------------------------------------------------------------------------------------------
$    5,000    Lloyds TSB Bank plc                                4.20%        3/28/2017     $    5,536
    13,000    National Australia Bank of New York                0.90         1/20/2016         13,058
     7,000    National Australia Bank of New York                2.75         3/09/2017          7,442
    16,000    Rabobank Nederland                                 0.76(c)      3/18/2016         16,043
     5,000    Rabobank Nederland                                 3.38         1/19/2017          5,389
     2,000    Royal Bank of Canada                               2.63        12/15/2015          2,101
    20,000    Royal Bank of Canada                               0.85         3/08/2016         20,105
    10,000    Santander Holdings USA, Inc.                       3.00         9/24/2015         10,354
     5,000    Stadshypotek AB (b)                                0.83(c)      9/30/2013          5,010
    18,000    Standard Chartered Bank (b)                        6.40         9/26/2017         21,293
     2,000    Standard Chartered plc (b)                         3.85         4/27/2015          2,115
     5,000    Svenska Handelsbanken AB                           2.88         4/04/2017          5,321
    10,000    Swedbank AB (b)                                    1.75         3/12/2018         10,093
     3,000    Westpac Banking Corp.                              2.10         8/02/2013          3,013
     2,000    Westpac Banking Corp. (b)                          1.53(c)      1/30/2014          2,020
                                                                                            ----------
                                                                                               219,501
                                                                                            ----------
              DIVERSIFIED CAPITAL MARKETS (0.5%)
     2,000    Credit Suisse Group, AG                            5.50         5/01/2014          2,099
     5,000    Deutsche Bank AG London                            3.25         1/11/2016          5,307
       582    UBS AG                                             2.25         8/12/2013            585
    10,000    UBS AG London (b),(e)                              1.88         1/23/2015         10,235
                                                                                            ----------
                                                                                                18,226
                                                                                            ----------
              MULTI-LINE INSURANCE (0.3%)
    12,420    Oil Insurance Ltd. (b)                             3.27(c)              -(f)      11,392
                                                                                            ----------
              OTHER DIVERSIFIED FINANCIAL SERVICES (0.3%)
     7,000    ING Bank N.V. (b)                                  3.75         3/07/2017          7,535
     2,000    ING Capital Funding Trust III                      3.88(c)              -(f)       1,950
                                                                                            ----------
                                                                                                 9,485
                                                                                            ----------
              PROPERTY & CASUALTY INSURANCE (0.5%)
    12,000    QBE Insurance Group Ltd. (b),(d)                   2.40         5/01/2018         12,091
     4,890    White Mountains Re Group Ltd. (b)                  6.38         3/20/2017          5,509
                                                                                            ----------
                                                                                                17,600
                                                                                            ----------
              REGIONAL BANKS (0.4%)
     8,000    Toronto-Dominion Bank                              1.40         4/30/2018          8,057
     5,000    Vestjysk Bank A/S (NBGA)(b)                        0.83(c)      6/17/2013          5,004
                                                                                            ----------
                                                                                                13,061
                                                                                            ----------
              REITs - RETAIL (0.2%)
     5,000    WEA Finance (b)                                    7.50         6/02/2014          5,357
                                                                                            ----------
              Total Financials                                                                 296,621
                                                                                            ----------
              HEALTH CARE (0.5%)
              ------------------
              HEALTH CARE EQUIPMENT (0.1%)
     3,000    Covidien International Finance S.A.                1.88         6/15/2013          3,005
                                                                                            ----------
              PHARMACEUTICALS (0.4%)
     5,000    Novartis Capital Corp.                             2.90         4/24/2015          5,240
       998    Valeant Pharmaceuticals International, Inc. (a)    3.50        12/11/2019          1,010
     6,983    Valeant Pharmaceuticals International, Inc. (a)    3.50         2/13/2019          7,072
                                                                                            ----------
                                                                                                13,322
                                                                                            ----------
              Total Health Care                                                                 16,327
                                                                                            ----------
              INDUSTRIALS (1.3%)
              ------------------
              AIRPORT SERVICES (0.3%)
     8,000    BAA Funding Ltd. (b)                               2.50         6/25/2015          8,239
                                                                                            ----------
              CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (0.1%)
     2,000    CNH Capital, LLC (b)                               3.88        11/01/2015          2,080
                                                                                            ----------

================================================================================

9  | USAA Short-Term Bond Fund

================================================================================

PRINCIPAL                                                                                       MARKET
AMOUNT                                                         COUPON                            VALUE
(000)         SECURITY                                           RATE          MATURITY          (000)
------------------------------------------------------------------------------------------------------
              DIVERSIFIED SUPPORT SERVICES (0.1%)
$    4,300    Brambles USA, Inc. (b)                             3.95%        4/01/2015     $    4,487
                                                                                            ----------
              INDUSTRIAL CONGLOMERATES (0.5%)
     5,000    Hutchison Whampoa Ltd. (b)                         6.00                 -(f)       5,463
     5,000    Hutchison Whampoa Ltd. (b)                         3.50         1/13/2017          5,319
     6,600    Hutchison Whampoa Ltd. (b)                         2.00        11/08/2017          6,665
                                                                                            ----------
                                                                                                17,447
                                                                                            ----------
              RAILROADS (0.3%)
    10,000    Asciano Finance (b)                                5.00         4/07/2018         11,014
                                                                                            ----------
              Total Industrials                                                                 43,267
                                                                                            ----------
              MATERIALS (3.0%)
              ----------------
              CONSTRUCTION MATERIALS (0.4%)
     3,597    CRH America, Inc.                                  4.13         1/15/2016          3,828
     5,000    Holcim US Finance                                  6.00        12/30/2019          5,881
     2,000    Lafarge S.A. (b)                                   6.20         7/09/2015          2,170
                                                                                            ----------
                                                                                                11,879
                                                                                            ----------
              DIVERSIFIED CHEMICALS (0.1%)
     3,305    BASF Catalysts, LLC                                4.25         5/15/2013          3,307
                                                                                            ----------
              DIVERSIFIED METALS & MINING (1.2%)
     5,000    Anglo American Capital (b),(l)                     2.15         9/27/2013          5,025
     5,000    Anglo American Capital plc (b)                     2.63         9/27/2017          5,124
     5,000    Glencore Funding, LLC (b)                          6.00         4/15/2014          5,222
     5,000    Petrohawk Energy Corp.                             7.25         8/15/2018          5,540
     1,746    Teck Resources Ltd.                                3.15         1/15/2017          1,830
     3,000    Xstrata Canada Corp.                               5.38         6/01/2015          3,244
     2,000    Xstrata Finance Canada Ltd. (b)                    2.85        11/10/2014          2,049
    10,000    Xstrata Finance Canada Ltd. (b)                    2.45        10/25/2017         10,182
                                                                                            ----------
                                                                                                38,216
                                                                                            ----------
              FERTILIZERS & AGRICULTURAL CHEMICALS (0.5%)
     6,000    Incitec Pivot Finance Ltd. (b)                     4.00        12/07/2015          6,338
     9,840    Yara International ASA (b)                         5.25        12/15/2014         10,474
                                                                                            ----------
                                                                                                16,812
                                                                                            ----------
              GOLD (0.4%)
    10,000    Barrick Gold Corp. (b)                             2.50         5/01/2018         10,059
     4,000    Barrick Gold Finance Co., LLC                      6.13         9/15/2013          4,078
                                                                                            ----------
                                                                                                14,137
                                                                                            ----------
              METAL & GLASS CONTAINERS (0.1%)
     4,280    Rexam plc (b)                                      6.75         6/01/2013          4,354
                                                                                            ----------
              STEEL (0.3%)
     2,000    ArcelorMittal                                      5.38         6/01/2013          2,006
     4,000    ArcelorMittal                                      5.00         2/25/2017          4,247
     3,000    ArcelorMittal USA, LLC                             6.50         4/15/2014          3,121
                                                                                            ----------
                                                                                                 9,374
                                                                                            ----------
              Total Materials                                                                   98,079
                                                                                            ----------
              TELECOMMUNICATION SERVICES (0.2%)
              ---------------------------------
              INTEGRATED TELECOMMUNICATION SERVICES (0.2%)
     5,000    Telecom Italia Capital                             5.25        11/15/2013          5,103
                                                                                            ----------
              Total Eurodollar and Yankee Obligations (cost: $557,133)                         572,413
                                                                                            ----------

================================================================================

                                                  Portfolio of Investments |  10

================================================================================

PRINCIPAL                                                                                       MARKET
AMOUNT                                                         COUPON                            VALUE
(000)         SECURITY                                           RATE          MATURITY          (000)
------------------------------------------------------------------------------------------------------
              ASSET-BACKED SECURITIES (11.5%)

              FINANCIALS (11.5%)
              ------------------
              ASSET-BACKED FINANCING (11.5%)
$    6,440    Access Group, Inc.                                 0.54%(c)     4/25/2029     $    6,256
       325    AmeriCredit Automobile Receivables Trust           3.72        11/17/2014            326
       176    AmeriCredit Automobile Receivables Trust           2.90        12/15/2014            176
     3,500    AmeriCredit Automobile Receivables Trust           2.19         2/08/2016          3,542
     6,000    AmeriCredit Automobile Receivables Trust           3.34         4/08/2016          6,205
     5,725    AmeriCredit Automobile Receivables Trust           6.24         6/08/2016          6,118
     5,000    AmeriCredit Automobile Receivables Trust           4.00         5/08/2017          5,243
    10,000    Arkle Master Issuer plc (b),(l)                    1.69(c)      5/17/2060         10,040
     9,667    ARL First, LLC (b)                                 1.95(c)     12/15/2042          9,860
     3,250    Avis Budget Rental Car Funding, LLC (b)            2.98        11/20/2013          3,262
     5,000    Avis Budget Rental Car Funding, LLC (b)            4.64         5/20/2016          5,361
    12,000    Avis Budget Rental Car Funding, LLC (b)            2.62         9/20/2019         12,170
    15,000    Bank of America Credit Card Trust                  4.95(c)      3/15/2016         15,309
     5,000    Bank One Issuance Trust                            4.77         2/16/2016          5,026
     5,000    Bank One Issuance Trust                            1.00(c)      2/15/2017          5,013
     5,000    Capital One Multi-Asset Execution Trust            2.45(c)      7/15/2016          5,032
     1,474    CenterPoint Energy Transition Bond Co. III, LLC    4.19         2/01/2020          1,570
     2,029    Centre Point Funding, LLC (b)                      5.43         7/20/2016          2,138
       782    CIT Equipment Collateral (b)                       4.86         3/17/2014            784
     9,000    CIT Equipment Collateral (b)                       1.10         8/22/2016          9,038
     2,000    CIT Equipment Collateral (b)                       1.69         8/22/2016          2,012
     1,219    Citi Financial Auto Issuance Trust (b)             3.15         8/15/2016          1,221
     3,363    College Loan Corp. Trust                           0.77(c)      1/15/2037          2,831
     7,320    Collegiate Funding Services Education Loan
                Trust                                            0.60(c)      3/28/2035          6,302
     2,000    Credit Acceptance Auto Loan Trust (b)              3.63        10/15/2018          2,010
     5,000    Credit Acceptance Auto Loan Trust (b)              2.61         3/15/2019          5,077
     5,000    Credit Acceptance Auto Loan Trust (b)              3.96         9/15/2019          5,172
     3,000    Credit Acceptance Auto Loan Trust (b)              3.12         3/16/2020          3,026
     3,000    Credit Acceptance Auto Loan Trust (b)              2.21         9/15/2020          3,036
     3,600    Credit Acceptance Auto Loan Trust (b)              1.83         4/15/2021          3,601
    10,000    Enterprise Fleet Financing, LLC (b)                2.10         5/20/2017         10,155
    21,000    Enterprise Fleet Financing, LLC                    1.41        11/20/2017         21,204
       882    Ford Credit Auto Owner Trust                       2.98         8/15/2014            886
     2,096    Ford Credit Auto Owner Trust                       2.42        11/15/2014          2,110
     3,000    Ford Credit Auto Owner Trust                       2.38         7/15/2016          3,092
     7,000    Fosse Master Issuer plc (b)                        2.23(c)     10/18/2054          7,142
     5,000    GE Capital Credit Card Master Note Trust           2.21         6/15/2016          5,012
     5,000    GE Capital Credit Card Master Note Trust (b)       5.39        11/15/2017          5,366
     1,723    GE Equipment Midticket, LLC                        1.47         7/14/2015          1,731
     2,896    GE Equipment Small Ticket, LLC (b)                 1.45         1/21/2018          2,906
     9,521    Gracechurch Mortgage Financing plc (b)             1.84(c)     11/20/2056          9,697
    10,000    Hertz Vehicle Financing, LLC (b)                   1.86         8/25/2017         10,028
     6,147    Holmes Master Issuer plc (b)                       1.68(c)     10/15/2054          6,196
     5,000    Holmes Master Issuer plc (b)                       1.83(c)     10/21/2054          5,079
       940    Home Equity Asset Trust                            0.61(c)     11/25/2035            932
       315    Honda Auto Receivables Owner Trust                 1.34         3/18/2014            315
     5,000    Iowa Student Loan Liquidity Corp.                  0.63(c)      9/25/2037          4,146
     2,360    MMAF Equipment Finance, LLC (b)                    3.51         1/15/2030          2,429
     2,000    Motor plc (b)                                      1.29         2/25/2020          2,009
     5,000    Permanent Master Issuer plc (b)                    1.83(c)      7/15/2042          5,092
     1,064    Prestige Auto Receivables Trust (b)                5.67         4/15/2017          1,088
     5,000    Prestige Auto Receivables Trust                    2.87         7/16/2018          5,065
     6,000    Prestige Auto Receivables Trust (b)                1.74         5/15/2019          6,017
    11,750    Rental Car Finance Corp. (b)                       4.38         2/25/2016         12,234
     1,939    Santander Drive Auto Receivables Trust             1.84        11/17/2014          1,950
     8,773    Santander Drive Auto Receivables Trust (b)         3.19        10/15/2015          8,986
     1,247    Santander Drive Auto Receivables Trust (b)         1.48         5/15/2017          1,252

================================================================================

11  | USAA Short-Term Bond Fund

================================================================================

PRINCIPAL                                                                                       MARKET
AMOUNT                                                         COUPON                            VALUE
(000)         SECURITY                                           RATE          MATURITY          (000)
------------------------------------------------------------------------------------------------------
$   12,500    Santander Drive Auto Receivables Trust             2.43%        5/15/2017     $   12,705
     2,000    Santander Drive Auto Receivables Trust             3.09         5/15/2017          2,061
     5,000    Santander Drive Auto Receivables Trust             3.89         7/17/2017          5,150
     5,000    Sequoia Mortgage Trust (b)                         3.00         5/25/2043          5,106
     2,787    SLC Student Loan Trust                             0.40(c)      1/15/2019          2,784
     5,577    SLC Student Loan Trust                             0.58(c)      7/15/2036          5,097
     2,500    SLM Student Loan Trust                             0.64(c)     12/15/2023          2,426
     6,278    SLM Student Loan Trust                             0.66(c)      1/27/2025          6,288
     1,250    SLM Student Loan Trust                             0.48(c)     10/27/2025          1,209
     8,000    SLM Student Loan Trust                             0.73(c)      7/15/2036          6,589
     1,419    SLM Student Loan Trust                             0.83(c)     10/25/2038          1,246
     6,411    Toyota Auto Receivables Owner Trust                1.86         5/16/2016          6,421
     7,774    Trinity Rail Leasing, LP (b)                       2.27         1/15/2043          7,863
     5,000    United Auto Credit Securitization Trust            1.87         9/15/2015          5,006
     3,049    Westlake Automobile Receivables Trust (b)          1.49         6/16/2014          3,052
     5,500    Wheels SPV, LLC                                    1.53         3/20/2021          5,589
    10,000    World Omni Auto Receivables Trust                  1.91         4/15/2016         10,172
                                                                                            ----------
                                                                                               377,640
                                                                                            ----------
              Total Financials                                                                 377,640
                                                                                            ----------
              Total Asset-Backed Securities (cost: $370,131)                                   377,640
                                                                                            ----------
              COMMERCIAL MORTGAGE SECURITIES (18.1%)

              FINANCIALS (18.1%)
              ------------------
              COMMERCIAL MORTGAGE-BACKED SECURITIES (16.3%)
     1,945    Banc of America Commercial Mortgage, Inc.          5.74         6/10/2039          2,021
       983    Banc of America Commercial Mortgage, Inc.          4.94        11/10/2041          1,031
     3,667    Banc of America Commercial Mortgage, Inc.          5.24        11/10/2042          3,725
       607    Banc of America Commercial Mortgage, Inc.          4.51        12/10/2042            609
       750    Banc of America Commercial Mortgage, Inc.          4.50         7/10/2043            752
     1,000    Banc of America Commercial Mortgage, Inc.          4.62         7/10/2043          1,020
     2,225    Banc of America Commercial Mortgage, Inc.          5.09         7/10/2043          2,353
     3,300    Banc of America Commercial Mortgage, Inc.          4.93         7/10/2045          3,576
     3,000    Banc of America Commercial Mortgage, Inc.          5.37         7/10/2045          3,121
     5,000    Banc of America Commercial Mortgage, Inc.          5.12        10/10/2045          5,472
     5,000    Banc of America Commercial Mortgage, Inc.          5.36        10/10/2045          5,606
       249    Banc of America Commercial Mortgage, Inc.          5.52         7/10/2046            249
     4,453    Banc of America Commercial Mortgage, Inc.          5.32         9/10/2047          4,458
     4,935    Banc of America Commercial Mortgage, Inc.          5.36         9/10/2047          5,424
     4,224    Banc of America Commercial Mortgage, Inc. (b)      5.64         9/10/2047          4,502
     3,427    Banc of America Commercial Mortgage, Inc.          5.45         1/15/2049          3,498
     1,830    Banc of America Commercial Mortgage, Inc.          6.00         2/10/2051          1,919
     7,178    Banc of America Commercial Mortgage, Inc.          6.02         2/10/2051          7,175
     1,184    Bear Stearns Commercial Mortgage Securities, Inc.  5.88         9/11/2038          1,185
       993    Bear Stearns Commercial Mortgage Securities, Inc.  5.17        12/11/2038          1,009
       828    Bear Stearns Commercial Mortgage Securities, Inc.  5.40        12/11/2040            828
       300    Bear Stearns Commercial Mortgage Securities, Inc.  4.95         2/11/2041            300
     2,736    Bear Stearns Commercial Mortgage Securities, Inc.  5.53         9/11/2041          2,859
     1,336    Bear Stearns Commercial Mortgage Securities, Inc.  5.53        10/12/2041          1,353
    11,083    Bear Stearns Deutsche Bank Trust (b)               4.72         9/15/2027         11,899

================================================================================

                                                  Portfolio of Investments |  12

================================================================================

PRINCIPAL                                                                                       MARKET
AMOUNT                                                         COUPON                            VALUE
(000)         SECURITY                                           RATE          MATURITY          (000)
------------------------------------------------------------------------------------------------------
$    3,145    Chase Commercial Mortgage Securities Corp. (b)     6.56%        5/18/2030     $    3,230
       231    Citigroup Commercial Mortgage Trust                5.25         4/15/2040            230
     3,550    Citigroup Commercial Mortgage Trust                5.93         3/15/2049          4,009
     2,091    Citigroup Commercial Mortgage Trust                6.34        12/10/2049          2,146
        89    Citigroup Deutsche Bank Commercial Mortgage
                Trust                                            5.27         7/15/2044             89
     2,375    Citigroup Deutsche Bank Commerical Mortgage
                Trust                                            5.39         7/15/2044          2,417
     1,000    Commercial Mortgage Asset Trust                    7.64        11/17/2032          1,043
     5,000    Commercial Mortgage Asset Trust                    4.98         5/10/2043          5,373
       499    Commercial Mortgage Trust                          4.58        10/15/2037            500
     3,000    Commercial Mortgage Trust                          5.12         6/10/2044          3,264
     2,999    Credit Suisse Commercial Mortgage Trust            5.99         6/15/2038          3,372
     5,000    Credit Suisse Commercial Mortgage Trust            5.38         2/15/2040          5,505
     5,422    Credit Suisse First Boston Mortgage Securities
                Corp.                                            5.42         5/15/2036          5,600
     4,725    Credit Suisse First Boston Mortgage Securities
                Corp.                                            5.11         7/15/2036          4,935
     8,976    Credit Suisse First Boston Mortgage Securities
                Corp.                                            4.69         4/15/2037          9,261
     7,000    Credit Suisse First Boston Mortgage Securities
                Corp.                                            5.10         8/15/2038          7,612
     8,320    Credit Suisse First Boston Mortgage Securities
                Corp.                                            5.10         8/15/2038          8,984
       725    Credit Suisse First Boston Mortgage Securities
                Corp.                                            5.86         3/15/2039            734
     2,077    Credit Suisse Mortgage Capital                     5.76         4/12/2049          2,136
    10,000    DB-UBS Mortgage Trust                              3.64         8/10/2044         10,840
     7,147    DB-UBS Mortgage Trust (b)                          3.74        11/10/2046          7,682
     6,622    GE Capital Commercial Mortgage Corp.               5.47        11/10/2045          6,640
       804    GMAC Commercial Mortgage Securities, Inc.          6.50         5/15/2035            804
     7,044    GMAC Commercial Mortgage Securities, Inc.          5.02         4/10/2040          7,145
       688    GMAC Commercial Mortgage Securities, Inc.          4.55        12/10/2041            691
     5,750    GMAC Commercial Mortgage Securities, Inc.          4.75         5/10/2043          6,193
     3,000    Greenwich Capital Commercial Funding Corp.         5.03         1/05/2036          3,047
     6,252    Greenwich Capital Commercial Funding Corp.         5.32         6/10/2036          6,412
     4,200    Greenwich Capital Commercial Funding Corp.         5.22         4/10/2037          4,591
     8,090    Greenwich Capital Commercial Funding Corp.         6.06         7/10/2038          9,186
     2,160    Greenwich Capital Commercial Funding Corp.         4.80         8/10/2042          2,278
     7,570    GS Mortgage Securities Corp. II                    5.55         4/10/2038          8,419
     8,980    GS Mortgage Securities Corp. II                    5.62         4/10/2038         10,000
     5,000    GS Mortgage Securities Corp. II                    4.75         7/10/2039          5,318
     4,500    GS Mortgage Securities Corp. II                    4.78         7/10/2039          4,692
     5,000    GS Mortgage Securities Corp. II                    2.54         1/10/2045          5,268
    10,000    GS Mortgage Securities Corp. II                    2.32         5/10/2045         10,490
     3,765    J.P. Morgan Chase Commercial Mortgage
                Securities Corp.                                 4.90         1/12/2037          3,979
     5,815    J.P. Morgan Chase Commercial Mortgage
                Securities Corp.                                 5.20         8/12/2037          5,929
       573    J.P. Morgan Chase Commercial Mortgage
                Securities Corp.                                 5.20         8/12/2037            588
     2,353    J.P. Morgan Chase Commercial Mortgage
                Securities Corp.                                 4.40         1/12/2039          2,412
    10,000    J.P. Morgan Chase Commercial Mortgage
                Securities Corp.                                 5.12         7/15/2041         10,462
     2,379    J.P. Morgan Chase Commercial Mortgage
                Securities Corp.                                 4.92         1/15/2042          2,536
       965    J.P. Morgan Chase Commercial Mortgage
                Securities Corp.                                 4.68         7/15/2042            973
       966    J.P. Morgan Chase Commercial Mortgage
                Securities Corp.                                 4.70         7/15/2042            966
     3,205    J.P. Morgan Chase Commercial Mortgage
                Securities Corp.                                 5.00         8/15/2042          3,503

================================================================================

13  | USAA Short-Term Bond Fund

================================================================================

PRINCIPAL                                                                                       MARKET
AMOUNT                                                         COUPON                            VALUE
(000)         SECURITY                                           RATE          MATURITY          (000)
------------------------------------------------------------------------------------------------------
$    2,000    J.P. Morgan Chase Commercial Mortgage
                Securities Corp.                                 5.00%       10/15/2042     $    2,179
     3,000    J.P. Morgan Chase Commercial Mortgage
                Securities Corp.                                 5.04        10/15/2042          3,139
       464    J.P. Morgan Chase Commercial Mortgage
                Securities Corp.                                 5.25         1/12/2043            468
     2,130    J.P. Morgan Chase Commercial Mortgage
                Securities Corp.                                 5.47         1/12/2043          2,343
    11,000    J.P. Morgan Chase Commercial Mortgage
                Securities Corp.                                 5.51         1/12/2043         12,038
     2,032    J.P. Morgan Chase Commercial Mortgage
                Securities Corp.                                 5.49         4/15/2043          2,129
     3,707    J.P. Morgan Chase Commercial Mortgage
                Securities Corp.                                 5.79         6/12/2043          3,932
     2,000    J.P. Morgan Chase Commercial Mortgage
                Securities Corp.                                 5.81         6/12/2043          2,248
       266    J.P. Morgan Chase Commercial Mortgage
                Securities Corp.                                 5.82         6/12/2043            267
     6,272    J.P. Morgan Chase Commercial Mortgage
                Securities Corp.                                 5.45        12/12/2043          6,271
       482    J.P. Morgan Chase Commercial Mortgage
                Securities Corp.                                 5.20        12/15/2044            485
     4,301    J.P. Morgan Chase Commercial Mortgage
                Securities Corp.                                 5.40        12/15/2044          4,422
     1,044    J.P. Morgan Chase Commercial Mortgage
                Securities Corp.                                 6.06         4/15/2045          1,099
     1,957    J.P. Morgan Chase Commercial Mortgage
                Securities Corp.                                 5.52         5/12/2045          2,076
     1,420    J.P. Morgan Chase Commercial Mortgage
                Securities Corp.                                 5.58         5/12/2045          1,424
     1,851    J.P. Morgan Chase Commercial Mortgage
                Securities Corp.                                 5.37         5/15/2045          1,944
       759    J.P. Morgan Chase Commercial Mortgage
                Securities Corp.                                 4.63         3/15/2046            767
     1,725    J.P. Morgan Chase Commercial Mortgage
                Securities Corp.                                 4.87         3/15/2046          1,760
     1,650    J.P. Morgan Chase Commercial Mortgage
                Securities Corp. (b)                             4.11         7/15/2046          1,854
     3,190    J.P. Morgan Chase Commercial Mortgage
                Securities Corp.                                 5.13         5/15/2047          3,354
       444    J.P. Morgan Chase Commercial Mortgage
                Securities Corp.                                 5.63         2/12/2051            444
       546    LB-UBS Commercial Mortgage Trust                   3.97         3/15/2029            550
       720    LB-UBS Commercial Mortgage Trust                   5.56         6/15/2029            736
       887    LB-UBS Commercial Mortgage Trust                   4.63        10/15/2029            897
     1,360    LB-UBS Commercial Mortgage Trust                   5.00         4/15/2030          1,390
       713    LB-UBS Commercial Mortgage Trust                   5.01         4/15/2030            727
     2,555    LB-UBS Commercial Mortgage Trust                   4.66         7/15/2030          2,596
     5,830    LB-UBS Commercial Mortgage Trust                   4.95         9/15/2030          6,292
       121    LB-UBS Commercial Mortgage Trust                   5.10        11/15/2030            121
     4,880    LB-UBS Commercial Mortgage Trust                   5.62        11/15/2030          5,056
        99    LB-UBS Commercial Mortgage Trust                   5.08         2/15/2031             99
     5,844    LB-UBS Commercial Mortgage Trust                   5.16         2/15/2031          6,440
     1,797    LB-UBS Commercial Mortgage Trust                   6.04         6/15/2032          1,872
       854    LB-UBS Commercial Mortgage Trust                   4.69         7/15/2032            857
     3,718    LB-UBS Commercial Mortgage Trust                   4.37         3/15/2036          3,812
     5,000    LB-UBS Commercial Mortgage Trust                   5.35        11/15/2038          5,697
     4,000    LB-UBS Commercial Mortgage Trust                   5.41         9/15/2039          4,557
     1,250    LB-UBS Commercial Mortgage Trust                   4.86        12/15/2039          1,341
     3,751    LB-UBS Commercial Mortgage Trust                   5.40         2/15/2040          3,924
     4,000    LB-UBS Commercial Mortgage Trust                   5.42         2/15/2040          4,587
     6,000    LB-UBS Commercial Mortgage Trust                   5.46         2/15/2040          6,858
    11,653    LB-UBS Commercial Mortgage Trust                   5.86         7/15/2044         13,602
     4,790    Merrill Lynch Mortgage Trust                       4.96         7/12/2038          4,863
     2,000    Merrill Lynch Mortgage Trust                       5.14         7/12/2038          2,128

================================================================================

                                                  Portfolio of Investments |  14

================================================================================

PRINCIPAL                                                                                       MARKET
AMOUNT                                                         COUPON                            VALUE
(000)         SECURITY                                           RATE          MATURITY          (000)
------------------------------------------------------------------------------------------------------
$    1,401    Merrill Lynch Mortgage Trust                       5.83%        5/12/2039     $    1,411
     4,025    Merrill Lynch Mortgage Trust                       5.87         5/12/2039          4,221
     3,716    Merrill Lynch Mortgage Trust                       4.86         8/12/2039          3,902
     7,500    Merrill Lynch Mortgage Trust                       4.92        10/12/2041          7,851
         9    Merrill Lynch Mortgage Trust                       4.81         9/12/2042              9
     1,626    Merrill Lynch Mortgage Trust                       4.67         6/12/2043          1,626
     3,157    Merrill Lynch Mortgage Trust                       5.71         2/12/2051          3,288
     5,081    Merrill Lynch-Countrywide Commercial
                Mortgage Trust                                   5.38         7/12/2046          5,233
     1,480    Merrill Lynch-Countrywide Commercial
                Mortgage Trust                                   5.36         8/12/2048          1,559
     5,572    Merrill Lynch-Countrywide Commercial
                Mortgage Trust                                   5.36         8/12/2048          5,669
     1,039    Merrill Lynch-Countrywide Commercial
                Mortgage Trust                                   6.09         8/12/2049          1,074
     2,661    Morgan Stanley Capital I, Inc.                     5.54         6/15/2038          2,755
     4,181    Morgan Stanley Capital I, Inc.                     4.97        12/15/2041          4,246
       211    Morgan Stanley Capital I, Inc.                     5.72        10/15/2042            212
     2,034    Morgan Stanley Capital I, Inc.                     5.60         3/12/2044          2,038
     6,975    Morgan Stanley Capital I, Inc.                     5.57        12/15/2044          7,871
     3,046    Morgan Stanley Capital I, Inc. (b)                 2.60         9/15/2047          3,123
     4,174    Morgan Stanley Capital I, Inc.                     5.76         4/12/2049          4,265
     5,000    Morgan Stanley Capital I, Inc.                     5.27        10/12/2052          5,477
     5,000    Morgan Stanley Dean Witter Capital I, Inc. (b)     5.47        12/17/2043          5,107
       958    Morgan Stanley Dean Witter Capital I, Inc.         4.54         7/15/2056            962
     6,000    Motel 6 Trust (b)                                  1.50        10/05/2025          6,079
     2,000    Wachovia Bank Commercial Mortgage Trust            5.37        11/15/2035          2,048
       700    Wachovia Bank Commercial Mortgage Trust            4.94         4/15/2042            749
     5,000    Wachovia Bank Commercial Mortgage Trust            5.12         7/15/2042          5,421
     2,728    Wachovia Bank Commercial Mortgage Trust            5.41        10/15/2044          2,981
       339    Wachovia Bank Commercial Mortgage Trust            5.46        12/15/2044            339
       278    Wachovia Bank Commercial Mortgage Trust            5.94         6/15/2045            283
     3,976    Wachovia Bank Commercial Mortgage Trust            5.50        10/15/2048          4,021
     1,000    Wachovia Bank Commercial Mortgage Trust            5.57        10/15/2048          1,134
     5,000    Wachovia Bank Commercial Mortgage Trust            5.31        11/15/2048          5,676
     4,993    Wachovia Bank Commercial Mortgage Trust            5.31        11/15/2048          5,112
     5,000    Wachovia Bank Commercial Mortgage Trust            5.74         6/15/2049          5,828
       935    WF-RBS Commercial Mortgage Trust (b)               3.24         3/15/2044            997
                                                                                            ----------
                                                                                               533,640
                                                                                            ----------
              INTEREST-ONLY COMMERCIAL MORTGAGE-BACKED SECURITIES (1.8%)
    76,685    Commercial Mortgage Trust, acquired
                8/09/2012-8/27/2012; cost $9,851(g)              2.21         8/15/2045          9,783
    74,345    Commercial Mortgage Trust, acquired
                11/06/2012; cost $9,966(g)                       2.17        10/15/2045          9,920
    40,472    GS Mortgage Securities Corp. II, acquired
                5/18/2012; cost $6,183(g)                        2.80         5/10/2045          6,115
    32,245    GS Mortgage Securities Trust, acquired
                11/16/2012; cost $4,974(b),(g)                   2.57        11/10/2045          4,938
    36,351    J.P. Morgan Chase Commercial Mortgage Securities
              Corp., acquired 9/28/2012; cost $4,962(g)          2.37        10/15/2045          4,850
    38,260    Morgan Stanley-BAML Trust, acquired
                10/05/2012; cost $4,971(b),(g)                   2.34        11/15/2045          4,848
    65,240    UBS Commercial Mortgage Trust, acquired
                5/01/2012; cost $9,876(b),(g)                    2.54         5/10/2045          9,877
    34,824    UBS-Barclays Commercial Mortgage Trust,
                acquired 9/14/2012; cost $4,963(b),(g)           2.36         8/10/2049          4,936
    35,784    Wells Fargo Commercial Mortgage Trust,
                acquired 9/21/2012; cost $4,964(b),(g)           2.31        10/15/2045          4,905
                                                                                            ----------
                                                                                                60,172
                                                                                            ----------
              Total Financials                                                                 593,812
                                                                                            ----------
              Total Commercial Mortgage Securities (cost: $573,005)                            593,812
                                                                                            ----------

================================================================================

15  | USAA Short-Term Bond Fund

================================================================================

PRINCIPAL                                                                                       MARKET
AMOUNT                                                         COUPON                            VALUE
(000)         SECURITY                                           RATE          MATURITY          (000)
------------------------------------------------------------------------------------------------------
              U.S. GOVERNMENT AGENCY ISSUES (5.8%)(h)

              INTEREST-ONLY COMMERCIAL MORTGAGE-BACKED SECURITIES (2.0%)
$   87,457    Fannie Mae (+)                                     0.76%       08/25/2022     $    4,162
    57,637    Fannie Mae (+)                                     4.25        12/25/2017          9,004
   113,828    Fannie Mae (+)                                     2.38        12/25/2019         11,057
    87,131    Fannie Mae (+)                                     0.92         5/25/2022          4,864
    64,456    Freddie Mac (+)                                    3.27         1/25/2019          9,344
    61,800    Freddie Mac (+)                                    1.39        11/25/2019          4,637
    37,849    Freddie Mac (+)                                    1.86         4/25/2017          2,114
    39,888    Freddie Mac (+)                                    1.91         5/25/2019          3,687
   105,529    Freddie Mac (+)                                    1.83         7/25/2019          9,522
    74,424    Freddie Mac (+)                                    1.44         8/25/2022          7,336
                                                                                            ----------
                                                                                                65,727
                                                                                            ----------
              MORTGAGE-BACKED PASS-THROUGH SECURITIES (3.7%)
    13,776    Fannie Mae (+)                                     1.25         9/25/2027         13,770
     9,475    Fannie Mae (+)                                     2.50         4/01/2027          9,920
    25,334    Fannie Mae (+)                                     2.50         5/01/2027         26,523
    12,658    Fannie Mae (+)                                     2.50         8/01/2027         13,252
    16,541    Fannie Mae (+)                                     2.50         8/01/2027         17,317
       786    Fannie Mae (+)                                     4.50         5/01/2023            843
       643    Fannie Mae (+)                                     4.50         2/01/2024            690
       339    Fannie Mae (+)                                     5.00        12/01/2021            364
     1,233    Fannie Mae (+)                                     5.00         6/01/2023          1,325
       553    Fannie Mae (+)                                     5.00         9/01/2023            594
     1,613    Fannie Mae (+)                                     5.00         2/01/2024          1,733
       946    Fannie Mae (+)                                     5.50        12/01/2020          1,031
     1,244    Fannie Mae (+)                                     5.50         2/01/2023          1,355
     2,768    Fannie Mae (+)                                     5.50         6/01/2023          3,017
       699    Fannie Mae (+)                                     5.50         9/01/2023            762
     2,615    Fannie Mae (+)                                     5.50         6/01/2024          2,850
     1,591    Fannie Mae (+)                                     6.00        10/01/2022          1,756
     1,299    Fannie Mae (+)                                     6.00         1/01/2023          1,434
     2,408    Fannie Mae (+)                                     6.00         1/01/2023          2,657
     1,280    Fannie Mae (+)                                     6.00         7/01/2023          1,381
     4,751    Freddie Mac (+)                                    1.56        10/25/2018          4,879
     9,400    Freddie Mac (+)                                    1.78        10/25/2020          9,736
     1,809    Freddie Mac (+)                                    2.55         4/01/2035          1,926
       840    Freddie Mac (+)                                    5.00         5/01/2020            893
       732    Freddie Mac (+)(i)                                 5.00         9/01/2020            784
       300    Freddie Mac (+)                                    5.50        11/01/2018            321
     1,093    Freddie Mac (+)                                    5.50         4/01/2021          1,183
                                                                                            ----------
                                                                                               122,296
                                                                                            ----------
              OTHER U.S. GOVERNMENT GUARANTEED SECURITIES (0.1%)
     3,000    Private Export Funding Corp.                       1.38         2/15/2017          3,091
                                                                                            ----------
              Total U.S. Government Agency Issues (cost: $185,647)                             191,114
                                                                                            ----------
              MUNICIPAL BONDS (8.2%)

              AGRICULTURAL PRODUCTS (0.2%)
     8,000    Washington County                                  1.38         9/01/2030(j)       8,045
                                                                                            ----------
              AIRPORT/PORT (0.6%)
     5,000    Chicago Midway Airport                             3.53         1/01/2041(j)       5,110
       540    Cleveland (INS)                                    5.24         1/01/2017            552
     5,855    College Park Georgia (INS)(l)                      5.73         1/01/2014          5,984

================================================================================

                                                  Portfolio of Investments |  16

================================================================================

PRINCIPAL                                                                                       MARKET
AMOUNT                                                         COUPON                            VALUE
(000)         SECURITY                                           RATE          MATURITY          (000)
------------------------------------------------------------------------------------------------------
$    2,000    Dallas-Fort Worth International Airport Facilities
                Improvement Corp.                                1.93%       11/01/2014     $    2,036
     3,500    Greater Orlando Aviation Auth.                     4.50        10/01/2013          3,563
     3,000    Houston Airport System                             5.00         7/01/2015          3,285
                                                                                            ----------
                                                                                                20,530
                                                                                            ----------
              APPROPRIATED DEBT (0.5%)
     1,500    Jacksonville                                       1.16        10/01/2016          1,514
     2,500    Jacksonville                                       1.41        10/01/2017          2,525
     4,000    Jacksonville                                       1.70        10/01/2018          4,044
     4,000    Miami-Dade County                                  5.00         5/01/2031(j)       4,175
     1,000    Pennsylvania Commonwealth Finance Auth.            3.38         6/01/2013          1,002
     2,000    Pennsylvania Commonwealth Finance Auth.            4.18         6/01/2015          2,126
                                                                                            ----------
                                                                                                15,386
                                                                                            ----------
              COMMUNITY SERVICE (0.1%)
     1,250    Art Institute of Chicago                           1.34         3/01/2015          1,253
     1,650    Art Institute of Chicago                           2.48         3/01/2019          1,657
                                                                                            ----------
                                                                                                 2,910
                                                                                            ----------
              EDUCATION (0.4%)
     3,000    George Washington Univ.                            3.29         9/15/2014          3,089
     5,000    New Jersey EDA                                     1.28(c)      6/15/2013          5,001
     5,000    New Jersey EDA                                     3.17         9/01/2014          5,088
                                                                                            ----------
                                                                                                13,178
                                                                                            ----------
              ELECTRIC UTILITIES (1.2%)
     5,000    Appling County Dev. Auth                           2.40         1/01/2038(j)       5,046
     5,000    Beaver County IDA                                  4.75         8/01/2033(j)       5,669
     5,000    Beaver County IDA                                  2.50        12/01/2041(j)       5,062
     5,000    Burke County Dev. Auth.                            1.25         1/01/2052(j)       5,073
     3,000    Coconino County                                    3.63        10/01/2029(j)       3,013
     3,000    Economic Dev. Financing Auth.                      3.00        12/01/2038(j)       3,126
     4,000    Farmington Pollution Control                       2.88         9/01/2024(j)       4,043
     1,500    Missouri Environmental Improvement and
                Energy Resources Auth.                           4.90         5/01/2038(j)       1,510
     3,000    Water Dev. Auth.                                   3.38         7/01/2033(j)       3,101
     2,500    West Virginia EDA                                  2.25(c)      1/01/2041(j)       2,551
                                                                                            ----------
                                                                                                38,194
                                                                                            ----------
              ELECTRIC/GAS UTILITIES (0.2%)
     3,000    American Municipal Power, Inc.                     3.82         2/15/2014          3,065
     2,770    Piedmont Municipal Power Agency                    4.34         1/01/2017          2,848
                                                                                            ----------
                                                                                                 5,913
                                                                                            ----------
              ENVIRONMENTAL & FACILITIES SERVICES (1.8%)
     8,250    Bucks County IDA                                   0.88        12/01/2022(j)       8,255
     9,000    California Pollution Control Financing Auth.       0.60(c)      8/01/2023(j)       9,000
     6,625    Indiana State Finance Auth. "A"                    0.50(c)      5/01/2034(j)       6,625
     7,420    Kentucky Economic Dev. Finance Auth.               0.50(c)      4/01/2031(j)       7,420
     4,000    Maricopa County IDA                                2.63        12/01/2031(j)       4,085
     1,500    Massachusetts State Dev. Finance Agency            2.13        12/01/2029(j)       1,535
     5,000    Miami-Dade County                                  2.25         9/01/2027(j)       5,120
     2,375    Miami-Dade County IDA                              2.63         8/01/2023(j)       2,426
     8,270    New Jersey EDA                                     2.20        11/01/2013          8,341
     6,000    South Carolina Jobs EDA                            2.25        11/01/2016(j)       6,042
                                                                                            ----------
                                                                                                58,849
                                                                                            ----------

================================================================================

17  | USAA Short-Term Bond Fund

================================================================================

PRINCIPAL                                                                                       MARKET
AMOUNT                                                         COUPON                            VALUE
(000)         SECURITY                                           RATE          MATURITY          (000)
------------------------------------------------------------------------------------------------------
              GENERAL OBLIGATION (0.6%)
$    1,000    Andrews County                                     2.64%        8/15/2013     $    1,005
     1,050    Andrews County                                     3.08         8/15/2014          1,077
     2,430    Chippewa Valley Schools                            3.65         5/01/2015          2,501
     9,615    City & County of Honolulu                          1.26        11/01/2017          9,777
     1,750    Port of Seattle                                    2.25        12/01/2014          1,793
     3,000    San Bernardino (d)                                 2.14         8/01/2018          3,015
                                                                                            ----------
                                                                                                19,168
                                                                                            ----------
              HOTELS, RESORTS & CRUISE LINES (0.1%)
     2,480    Long Beach                                         3.75        11/01/2015          2,487
                                                                                            ----------
              MISCELLANEOUS (0.1%)
     5,000    Statewide Communities Dev. Auth.                   5.00         6/15/2013          5,030
                                                                                            ----------
              MULTI-LINE INSURANCE (0.6%)
    18,930    Irvine Ranch Water District Joint Power Agency     2.39         3/15/2014         18,977
                                                                                            ----------
              MULTIFAMILY HOUSING (0.1%)
     2,425    Michigan State Housing Dev. Auth.                  3.30         4/01/2015          2,465
                                                                                            ----------
              MUNICIPAL FINANCE (0.1%)
     2,480    Kentucky Asset                                     3.17         4/01/2018          2,618
                                                                                            ----------
              NURSING/CCRC (0.0%)
     1,005    Waco Health Facilities Dev. Corp. (INS)(ETM)       5.27         2/01/2016          1,054
                                                                                            ----------
              SALES TAX (0.1%)
     5,000    Louisiana State                                    3.00(c)      5/01/2043(j)       5,017
                                                                                            ----------
              SPECIAL ASSESSMENT/TAX/FEE (1.2%)
     4,740    Channahon                                          4.00         1/01/2020          4,759
       480    City and County of San Francisco
                Redevelopment Financing Auth. (INS)              5.62         8/01/2016            490
    12,500    JobsOhio Beverage System                           1.12         1/01/2016         12,557
    10,000    JobsOhio Beverage System                           1.57         1/01/2017         10,100
       500    Metropolitan Nashville Airport Auth. (INS)         3.73         7/01/2014            508
     5,705    New York City Transitional Finance Auth.           3.06         5/01/2015          5,979
     5,000    Orange County                                      0.90         5/01/2013          5,000
                                                                                            ----------
                                                                                                39,393
                                                                                            ----------
              TOLL ROADS (0.3%)
    10,000    North Texas Tollway Auth.                          2.44         9/01/2013         10,071
                                                                                            ----------
              Total Municipal Bonds (cost: $265,423)                                           269,285
                                                                                            ----------
              MONEY MARKET INSTRUMENTS (6.3%)

              COMMERCIAL PAPER (3.0%)

              CONSUMER DISCRETIONARY (0.2%)
              -----------------------------
              HOTELS, RESORTS & CRUISE LINES (0.2%)
     7,108    Carnival Corp. (b),(m)                             0.29         5/06/2013          7,108
                                                                                            ----------

================================================================================

                                                  Portfolio of Investments |  18

================================================================================

PRINCIPAL                                                                                       MARKET
AMOUNT                                                         COUPON                            VALUE
(000)         SECURITY                                           RATE          MATURITY          (000)
------------------------------------------------------------------------------------------------------
              ENERGY (0.8%)
              -------------
              OIL & GAS EXPLORATION & PRODUCTION (0.2%)
$    6,200    Canadian Natural Resources (b),(m)                 0.30%        5/01/2013     $    6,200
                                                                                            ----------
              OIL & GAS STORAGE & TRANSPORTATION (0.6%)
    20,000    DCP Midstream, LLC (b),(m)                         0.27         5/02/2013         20,000
                                                                                            ----------
              Total Energy                                                                      26,200
                                                                                            ----------
              TELECOMMUNICATION SERVICES (0.3%)
              ---------------------------------
              INTEGRATED TELECOMMUNICATION SERVICES (0.3%)
    10,000    Verizon Communications, Inc. (b),(m)               0.22         5/02/2013         10,000
                                                                                            ----------
              UTILITIES (1.7%)
              ----------------
              ELECTRIC UTILITIES (1.6%)
    13,000    Northeast Utilities (b),(m)                        0.26         5/01/2013         13,000
    10,000    Northeast Utilities (b),(m)                        0.28         5/03/2013         10,000
    10,000    OGE Energy Corp. (b),(m)                           0.26         5/03/2013         10,000
    18,808    Southern California Edison Co. (b),(m)             0.25         5/07/2013         18,807
                                                                                            ----------
                                                                                                51,807
                                                                                            ----------
              GAS UTILITIES (0.1%)
     1,242    AGL Capital Corp. (b),(m)                          0.29         5/01/2013          1,242
                                                                                            ----------
              Total Utilities                                                                   53,049
                                                                                            ----------
              Total Commercial Paper                                                            96,357
                                                                                            ----------
              VARIABLE-RATE DEMAND NOTES (3.2%)

              CONSUMER DISCRETIONARY (0.3%)
              -----------------------------
              LEISURE FACILITIES (0.3%)
    10,000    Twins Ballpark, LLC (INS)(LIQ)(b)                  1.13        10/01/2034         10,000
                                                                                            ----------
              FINANCIALS (0.2%)
              -----------------
              REAL ESTATE OPERATING COMPANIES (0.2%)
     5,105    Orange County Housing Finance Auth. (LOC -
                Compass Bank)                                    1.64         1/15/2040          5,105
                                                                                            ----------
              INDUSTRIALS (0.1%)
              ------------------
              AIRPORT SERVICES (0.1%)
     2,670    Metropolitan Nashville Airport Auth. (LOC -
                Regions Bank)                                    2.13         4/01/2030          2,670
                                                                                            ----------
              MATERIALS (0.3%)
              ----------------
              STEEL (0.3%)
    10,000    Berkeley County                                    0.38         3/01/2029         10,000
                                                                                            ----------
              MUNICIPAL BONDS (1.4%)
              ----------------------
              AIRPORT/PORT (0.5%)
    18,150    Clark County (LOC - Landesbank Baden-
                Wurttemberg)                                     0.40         7/01/2029         18,150
                                                                                            ----------
              NURSING/CCRC (0.5%)
     7,980    EDA (LOC - Sovereign Bank)                         0.88         5/15/2033          7,980
     9,125    Health Facilities Auth. (LOC - Sovereign Bank)     0.91        11/15/2033          9,125
       995    Westmoreland County IDA (LOC - Sovereign
                Bank)                                            0.91         1/01/2036            995
                                                                                            ----------
                                                                                                18,100
                                                                                            ----------

================================================================================

19  | USAA Short-Term Bond Fund

================================================================================

PRINCIPAL                                                                                       MARKET
AMOUNT                                                         COUPON                            VALUE
(000)         SECURITY                                           RATE          MATURITY          (000)
------------------------------------------------------------------------------------------------------
              SALES TAX (0.2%)
$    5,600    Arista Metropolitan District, Series 2006 B
                (LOC - Compass Bank)                             1.85%       12/01/2030     $    5,600
                                                                                            ----------
              SPECIAL ASSESSMENT/TAX/FEE (0.2%)
     5,285    Denver Urban Renewal Auth. (LOC - Compass
                Bank)                                            1.80         9/01/2017          5,285
                                                                                            ----------
              Total Municipal Bonds                                                             47,135
                                                                                            ----------
              UTILITIES (0.9%)
              ----------------
              ELECTRIC UTILITIES (0.9%)
    13,550    Indiana Dev. Finance Auth.                         0.43        12/01/2038         13,550
    15,200    Indiana Dev. Finance Auth.                         0.49        12/01/2038         15,200
                                                                                            ----------
                                                                                                28,750
                                                                                            ----------
              Total Utilities                                                                   28,750
                                                                                            ----------
              Total Variable-Rate Demand Notes                                                 103,660
                                                                                            ----------

NUMBER
OF SHARES
------------------------------------------------------------------------------------------------------
              MONEY MARKET FUNDS (0.1%)
 4,500,000    State Street Institutional Liquid Reserve Fund, 0.11%(k)                           4,500
                                                                                            ----------
              Total Money Market Instruments (cost: $204,517)                                  204,517
                                                                                            ----------

              TOTAL INVESTMENTS (COST: $3,203,995)                                          $3,288,848
                                                                                            ==========

------------------------------------------------------------------------------------------------------
                                                                                          UNREALIZED
 NUMBER OF                                                                CONTRACT       APPRECIATION/
 CONTRACTS                                             EXPIRATION          VALUE        (DEPRECIATION)
LONG/(SHORT)                                             DATE              (000)            (000)
------------------------------------------------------------------------------------------------------
              FUTURES (1.1%)
       300    5YR U.S. Treasury Note Futures            6/28/2013          $37,392                 195
                                                                           -------          ----------

              TOTAL FUTURES                                                $37,392          $      195
                                                                           =======          ==========

================================================================================

                                                  Portfolio of Investments |  20

================================================================================

($ IN 000s)                                          VALUATION HIERARCHY
                                                     -------------------

                                         (LEVEL 1)        (LEVEL 2)        (LEVEL 3)
                                       QUOTED PRICES        OTHER        SIGNIFICANT
                                         IN ACTIVE       SIGNIFICANT     UNOBSERVABLE
                                          MARKETS        OBSERVABLE         INPUTS
                                       FOR IDENTICAL        INPUTS
ASSETS                                     ASSETS                                                TOTAL
------------------------------------------------------------------------------------------------------
Bonds:
  Corporate Obligations                 $      --         $1,080,067       $      --        $1,080,067
  Eurodollar and Yankee Obligations            --            572,413              --           572,413
  Asset-Backed Securities                      --            377,640              --           377,640
  Commercial Mortgage Securities               --            593,812              --           593,812
  U.S. Government Agency Issues                --            191,114              --           191,114
  Municipal Bonds                              --            269,285              --           269,285
Money Market Instruments:
  Commercial Paper                             --             96,357              --            96,357
  Variable-Rate Demand Notes                   --            103,660              --           103,660
  Money Market Funds                        4,500                 --              --             4,500
Futures*                                      195                 --              --               195
------------------------------------------------------------------------------------------------------
Total                                   $   4,695         $3,284,348       $      --        $3,289,043
------------------------------------------------------------------------------------------------------

*Futures are valued at the unrealized appreciation/depreciation on the investment.

For the period of August 1, 2012, through April 30, 2013, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

21  | USAA Short-Term Bond Fund

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

April 30, 2013 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 50 separate funds. The information presented in this quarterly report pertains only to the USAA Short-Term Bond Fund (the Fund), which is classified as diversified under the 1940 Act.

The Fund has three classes of shares: Short-Term Bond Fund Shares (Fund Shares), Short-Term Bond Fund Institutional Shares (Institutional Shares), and Short-Term Bond Fund Adviser Shares (Adviser Shares). Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, distribution and service (12b-1) fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class's relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to all classes. The Institutional Shares are available for investment through a USAA discretionary managed account program, and certain advisory programs sponsored by financial intermediaries, such as brokerage firms, investment advisors, financial planners, third-party administrators, and insurance companies. Institutional Shares also are available to institutional investors, which include retirement plans, endowments, foundations, and bank trusts, as well as other persons or legal entities that the Fund may approve from time to time, or for purchase by a USAA Fund participating in a fund-of-funds investment strategy (USAA fund-of-funds) and not to the general public. The Adviser Shares permit investors to purchase shares through financial intermediaries, banks, broker-dealers, insurance companies, investment advisers, plan sponsors, and financial professionals that provide various administrative and distribution services.

A. SECURITY VALUATION -- The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

================================================================================

22  | USAA Short-Term Bond Fund

================================================================================

The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager). Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Board. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

2. Investments in open-end investment companies, hedge, or other funds, other than exchange-traded funds, are valued at their net asset value (NAV) at the end of each business day.

3. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

4. Futures are valued based upon the last sale price at the close of market on the principal exchange on which they are traded.

5. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager under valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS -- Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is

================================================================================

23  | USAA Short-Term Bond Fund

================================================================================

based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 -- inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 -- inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices. Level 2 securities include all bonds, which are valued based on methods discussed in Note A1, and commercial paper and variable-rate demand notes, which are valued at amortized cost.

Level 3 -- inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS -- Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases while remaining substantially fully invested.

D. DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES -- The Fund may buy, sell, and enter into certain types of derivatives, including, but not limited to futures contracts, options, and options on futures contracts, under circumstances in which such instruments are expected by the portfolio manager to aid in achieving the Fund's investment objective. The Fund also may use derivatives in circumstances where the portfolio manager believes they offer an economical means of gaining exposure to a particular asset class or securities market or to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the market. With exchange-listed futures contracts and options, counterparty credit risk to the Fund is limited to the exchange's clearinghouse which, as counterparty to all exchange-traded futures contracts and options, guarantees the transactions against default from the actual counterparty to the trade.

FUTURES CONTRACTS -- The Fund is subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Fund may use futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Fund is required to deposit with the broker in either cash or securities an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are made or received by the Fund each day, depending on the daily fluctuations in the value of the contract, and

================================================================================

                                         Notes to Portfolio of Investments |  24

================================================================================

are recorded for financial statement purposes as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Upon entering into such contracts, the Fund bears the risk of interest or exchange rates or securities prices moving unexpectedly in an unfavorable direction, in which case, the Fund may not achieve the anticipated benefits of the futures contracts.

E. NEW ACCOUNTING PRONOUNCEMENTS -
--------------------------------
OFFSETTING ASSETS AND LIABILITIES - In December 2011, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2011-11, Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities. The amendments in the ASU enhance disclosures about offsetting of financial assets and liabilities to enable investors to understand the effect of these arrangements on a fund's financial position. In January 2013, FASB issued ASU No. 2013-01, Balance Sheet (Topic 210): Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities. The amendments in ASU No. 2013-01 clarify the scope of disclosures required by ASU No. 2011-11. These ASUs are effective for periods beginning on or after January 1, 2013. The Fund believes the adoption of these ASUs will not have a material impact on its financial statement disclosures.

F. As of April 30, 2013, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of April 30, 2013, were $86,196,000 and $1,343,000, respectively, resulting in net unrealized appreciation of $84,853,000.

G. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $3,277,004,000 at April 30, 2013, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

CATEGORIES AND DEFINITIONS

ASSET-BACKED AND COMMERCIAL MORTGAGE-BACKED SECURITIES -- Asset-backed securities represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets. Commercial mortgage-backed securities reflect an interest in, and are secured by, mortgage loans on commercial real property. These securities represent ownership in a pool of loans and are divided into pieces (tranches) with varying maturities. The stated final maturity of such securities represents when the final principal payment will be made for all underlying loans. The weighted average life is the average time for principal to be repaid, which is calculated by assuming prepayment rates of the underlying loans. The weighted average life is likely to be substantially shorter than the stated final maturity as a result of scheduled principal payments and unscheduled principal prepayments. Stated interest rates on commercial mortgage-backed securities may change slightly over time as underlying mortgages pay down.

EURODOLLAR AND YANKEE OBLIGATIONS -- Eurodollar obligations are dollar-denominated instruments that are issued outside the U.S. capital markets by foreign corporations and financial institutions and by foreign branches of U.S. corporations and financial institutions. Yankee obligations are dollar-denominated instruments that are issued by foreign issuers in the U.S. capital markets.

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25  | USAA Short-Term Bond Fund

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INTEREST-ONLY COMMERCIAL MORTGAGE-BACKED SECURITIES (CMBS IOs) -- represent the right to receive only the interest payments on an underlying pool of commercial mortgage loans. The purchase yield reflects an anticipated yield based upon interest rates at the time of purchase and the estimated timing and amount of future cash flows. Coupon rates after purchase vary from period to period. The principal amount represents the notional amount of the underlying pool on which current interest is calculated. CMBS IOs are backed by loans that have various forms of prepayment protection, which include lock-out provisions, yield maintenance provisions, and prepayment penalties. This serves to moderate their prepayment risk. CMBS IOs are subject to default-related prepayments that may have a negative impact on yield.

VARIABLE-RATE DEMAND NOTES (VRDNs) - provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer.

PORTFOLIO ABBREVIATION(S) AND DESCRIPTION(S)

EDA        Economic Development Authority
IDA        Industrial Development Authority/Agency
REIT       Real estate investment trust

CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

(INS)      Principal and interest payments are insured by one of the following:
           AMBAC Assurance Corp., Assured Guaranty Corp., Assured Guaranty Municipal Corp., National Public Finance Guarantee Corp. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.

(LIQ) Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from JPMorgan Chase Bank, N.A. or U.S. Bank, N.A.

(LOC) Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.

(NBGA) Principal and interest payments or, under certain circumstances, underlying mortgages are guaranteed by a nonbank guarantee agreement from one of the following: Denmark Government.

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                                         Notes to Portfolio of Investments |  26

================================================================================

SPECIFIC NOTES

(a) Senior loan (loan) - is not registered under the Securities Act of 1933. The loan contains certain restrictions on resale and cannot be sold publicly. The interest rate is adjusted periodically, and the rate disclosed represents the current rate at April 30, 2013. The weighted average life of the loan is likely to be shorter than the stated final maturity date due to mandatory or optional prepayments. Security deemed liquid by the Manager, under liquidity guidelines approved by the Board, unless otherwise noted as illiquid.
(b) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Board, unless otherwise noted as illiquid.
(c) Variable-rate or floating-rate security - interest rate is adjusted periodically. The interest rate disclosed represents the current rate at April 30, 2013.
(d) At April 30, 2013, the aggregate market value of securities purchased on a delayed-delivery basis was $19,673,000.
(e) At April 30, 2013, portions of these securities were segregated to cover delayed-delivery and/or when-issued purchases.
(f) Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.
(g) Security deemed illiquid by the Manager, under liquidity guidelines approved by the Board. The aggregate market value of these securities at April 30, 2013, was $60,172,000, which represented 1.8% of the Fund's net assets.
(h) U.S. government agency issues - mortgage-backed securities issued by Government National Mortgage Association (GNMA or Ginnie Mae) and certain other U.S. government guaranteed securities are supported by the full faith and credit of the U.S. government. Securities issued by government-sponsored enterprises, such as Freddie Mac (Federal Home Loan Mortgage Corporation or FHLMC) and Fannie Mae (Federal National Mortgage Association or FNMA), indicated with a "+", are supported only by the right of the government-sponsored enterprise to borrow from the U.S. Treasury, the discretionary authority of the U.S. government to purchase the government-sponsored enterprises' obligations, or by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. Treasury. In September of 2008, the U.S. Treasury placed Fannie Mae and Freddie Mac under conservatorship and appointed the Federal Housing Finance Agency (FHFA) to act as conservator and oversee their daily operations. In addition, the U.S. Treasury entered into purchase agreements with Fannie Mae and Freddie Mac to provide capital in exchange for senior preferred stock.
(i) Securities with a value of $32,000 are segregated as collateral for initial margin requirements on open futures contracts.
(j) Put bond - provides the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity of the security.

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27  | USAA Short-Term Bond Fund

================================================================================

(k) Rate represents the money market fund annualized seven-day yield at April 30, 2013.
(l) The security, or a portion thereof, is segregated to cover the value of open futures contracts at April 30, 2013.
(m) Commercial paper issued in reliance on the "private placement" exemption from registration afforded by Section 4(2) of the Securities Act of 1933. Unless this commercial paper is subsequently registered, a resale of this commercial paper in the United States must be effected in a transaction exempt from registration under the Securities Act of 1933. Section 4(2) commercial paper is normally resold to other investors through or with the assistance of the issuer or an investment dealer who makes a market in this security, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Board, unless otherwise noted as illiquid.

================================================================================

                                         Notes to Portfolio of Investments |  28


ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.





                                SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended April 30, 2013

By:*     /S/ ADYM W. RYGMYR
         --------------------------------------------------------------
         Signature and Title:  Adym W. Rygmyr, Secretary

Date:     06/24/2013
         -------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /S/ DANIEL S. MCNAMARA
         --------------------------------------------------------------
         Signature and Title:  Daniel S. McNamara, President

Date:     06/25/2013
         ------------------------------


By:*     /S/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:     06/25/2013
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.